Disposal of subsidiary undertaking (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	May 08, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disposal Group, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary undertaking		$ 0	$ 0	$ 32,947	$ 0
HealthVerity, Inc
Disposal Group, Including Discontinued Operations [Line Items]
Aggregate purchase price	$ 37,500
Equity method investments		$ 0		0
Symphony Health Solutions Corporation
Disposal Group, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary undertaking				$ 32,900